John Hancock
California Tax-Free Income
Fund

SEMI
ANNUAL
REPORT

2.28.03

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[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 18

For your information
page 33

Dear Fellow Shareholders,

After a robust start to 2003, the stock market quickly gave in to the continuing pressures that plagued it throughout 2002. The threat of war with Iraq increased and became a reality in mid- March. The uncertainty surrounding these and other geopolitical issues became uppermost in investors' minds and caused the market to continue the tumble that marked 2002. In the first two months of 2003, the Dow Jones Industrial Average returned -4.98%, the Standard & Poor's 500 Index lost 4.08% and the Nasdaq Composite Index was relatively flat, at 0.15%. Bonds advanced in the same period as investors sought safety.

The market's results through February 2003 matched the trend of the last three years, in which stocks lost ground every year as the economy stalled, corporate spending and profits were lackluster and investor confidence plunged amid corporate scandals. Bonds, on the other hand, outperformed stocks for a third straight year and produced positive results in 2002, while 96% of U.S. diversified stock mutual funds lost money. These results only confirm the importance of having a portfolio well diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years -- one of the longest declines in modern history -- no one can predict when the bear market cycle will turn. Currently, uncertainties abound, with ongoing concerns about the economy and the risks of war.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
a high level of
current income
exempt from fed-
eral and California
personal income
taxes, consistent
with preservation
of capital.

Over the last six months

* Despite a bumpy ride, bonds managed to turn in positive returns for the period.

* In the face of its increasing fiscal difficulties, California's credit rating was recently downgraded.

* The Fund's land development bonds performed well.

[Bar chart with heading "John Hancock California Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the six months ended February 28, 2003." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.39% total return for Class A. The second bar represents the 1.96% total return for Class B. The third bar represents the 1.96% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.2%   Foothill/Eastern Transportation Corridor Agency, 1-1-34, 6.000%
 3.1%   Sacramento Power Auth, 7-1-22, 6.000%
 3.0%   Santa Ana Financing Auth, 7-1-24, 6.250%
 2.5%   Puerto Rico Aqueduct and Sewer Auth, 7-1-11, 10.527%
 2.5%   San Bernardino, County of, 8-1-17, 5.500%
 1.8%   Puerto Rico, Commonwealth of, 7-1-15, 6.500%
 1.6%   Santa Clara County Finance Auth, 5-15-17, 5.500%
 1.6%   East Bay Municipal Utility District, 6-1-20, 9.370%
 1.4%   California, State of, 4-1-29, 4.750%
 1.4%   California State Public Works Board, 1-1-15, 5.500%

As a percentage of net assets on February 28, 2003.



MANAGERS'
REPORT

BY DIANNE SALES, CFA, BARRY H. EVANS, CFA, AND CYNTHIA M. BROWN,
PORTFOLIO MANAGERS

John Hancock
California Tax-Free Income Fund

The tax-exempt market experienced some dramatic swings over the last six months. Bond yields hit a low in September when it looked as if the economy would continue on its path to a slow and steady recovery. By mid-October, however, more robust economic indicators and reaction to the low absolute yield levels produced a dramatic reversal. Bond yields -- which move in the opposite direction of bond prices -- rose as investors worried that a stronger rebound would drive interest rates and inflation higher. Recovery began in late November, as investors were enticed back by higher yields and weakening economic statistics, and bonds continued to rally through early 2003, as global uncertainty kept the lid on economic growth. Overall, bonds managed to turn in positive returns for the period.

Although municipal bonds performed well, a huge glut of new issuance and worries about President Bush's proposed tax package caused them to lag Treasuries. With many governmental issuers taking advantage of low interest rates to refinance their current bonds or issue additional debt, we saw a record $350 billion of new issuance flood the market in 2003. This influx of supply limited the upside performance of municipal bonds.

"Overall, bonds managed
 to turn in positive
 returns for the period."

PERFORMANCE REVIEW

For the six months ended February 28, 2003, John Hancock California Tax-Free Income Fund's Class A, Class B and Class C shares returned 2.39%, 1.96% and 1.96%, respectively, at net asset value. For the same period, the average California municipal bond fund returned 2.31%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.



[Photos of Dianne Sales, Cynthia Brown, and Barry Evans flush right next to first paragraph.]

LAND DEVELOPMENT BONDS AND LONG-DURATION BONDS STRONG

Beginning in late November, the market began to reward strong-performing lower-grade bonds. Our seasoned land development bonds benefited from this move, as the market rewarded projects in well-built-out areas with limited competition. Some examples include our projects developed by the Irvine Company located in and around Orange County. Low interest rates have boosted buildout rates on the projects to higher-than-expected performance levels.

Our holdings in long-duration bonds also performed well. Duration is a measure of how sensitive a bond's price is to interest-rate changes. The longer the duration, the more sensitive the bond's price is. With interest rates falling overall during the period, these bonds turned in strong price performance.

On the other hand, supply pressures in Tobacco Settlement bonds pushed this sector down. After a court settlement in which tobacco companies agreed to pay certain states for smoking-related health-care costs, many governments have been issuing bonds that are backed by these payments. The dramatic increase in supply of tobacco issues in early 2003 resulted in disappointing performance in this sector. We continue to maintain our stake, however, because these bonds offer relatively high yields and, while not without their challenges in the near term, should serve the Fund well over the long term.

"Given the current
 fiscal situation, we've
 worked hard to increase
 our holdings of insured
 California bonds..."

FISCAL TROUBLES IN CALIFORNIA

In the face of its increasing fiscal difficulties, California's credit rating was recently downgraded by all three major rating agencies. The state is facing a $10 billion budget shortfall for this year and an estimated $34 billion deficit over the next two years. Since there's still no consensus on how to resolve the current crisis, we may very well see a delay in passing this year's budget. Amid all of the uncertainty, there's one thing we can count on: In order to close the gap, the government will have to make significant spending cuts. We'll be closely monitoring where those reductions will have the biggest impact.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is General obligation 15%, the second is Rev-Authority 9%, the third Rev-Water & sewer 9%, the fourth Rev-Health 8% and the fifth Rev-Electric 6%.]

PORTFOLIO CHANGES

Given the current fiscal situation, we've worked hard to increase our holdings of insured California bonds -- especially at the local and county levels, which are more likely to be negatively impacted by spending cuts. Having insured holdings here will protect us from any risk of default.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 2-28-03." The chart is divided into two sections (from top to left): Revenue bonds 85%, General obligation bonds 15%.]

We've also minimized our exposure to uninsured general obligation bonds, while maintaining our strong emphasis on essential services bonds -- such as water, sewer and electric utilities. General obligation bonds, which are directly impacted by spending cuts, are likely to weaken in the face of the state's fiscal troubles. Essential services bonds, on the other hand, should be well insulated due to their dedicated revenue streams. Despite the weakening economy, people will continue to pay for electricity, water and sewer services.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Land development bonds followed by an up arrow with the phrase "Stronger than expected revenues." The second listing is Long-duration bonds followed by an up arrow with the phrase "Falling interest rates." The third listing is Tobacco bonds followed by a down arrow with the phrase "Supply pressures push prices down."]

"We believe municipal
 bonds are likely to be in
 for a bumpy ride in the
 year to come."

Finally, we've added California Department of Water Power bonds to the portfolio. As we've discussed in past reports, the government had been working on a financing package to repay the money it borrowed from California's emergency fund to buy power during the state's energy crisis. After a significant delay, the government was finally able to complete the deal. Because the bonds have their own dedicated revenue stream, they shouldn't be impacted by the state's financial difficulties.

OUTLOOK

We believe municipal bonds are likely to be in for a bumpy ride in the year to come. With interest rates expected to remain relatively low, industry experts are predicting a similar level of new issuance this year. Heavy supply will likely keep a lid on municipal bond prices, and the pervasive uncertainty about the direction of the economy and the war with Iraq will likely keep investors nervous. The California market, in particular, will also be in for its share of ups and downs. For the first time in a long time, California bonds are now selling at levels cheaper than the national market, and interest in the state has been sidelined until a budget solution appears close. With our strong emphasis on essential services bonds and insured holdings, we believe that our shareholders should remain relatively insulated from the state's troubles.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
February 28, 2003

The index used for
comparison is the
Lehman Brothers
Municipal Bond
Index, an unmanaged
index that includes
municipal bonds and
is commonly used
as a measure of bond
performance.

It is not possible to
invest directly in
an index.

                              Class A      Class B      Class C        Index
Inception date               12-29-89     12-31-91       4-1-99           --

Average annual returns with maximum sales charge (POP)
One year                         1.38%        0.31%        3.27%        7.67%
Five years                       4.21%        4.02%          --         6.08%
Ten years                        5.48%        5.17%          --         6.33%
Since inception                    --           --         3.81%          --

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.20%       -3.04%       -0.03%        3.36%
One year                         1.38%        0.31%        3.27%        7.67%
Five years                      22.89%       21.80%          --        34.31%
Ten years                       70.57%       65.52%          --        84.67%
Since inception                    --           --        15.77%          --

SEC 30-day yield as of February 28, 2003
                                 4.41%        3.78%        3.74%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $18,467 as of February 28, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund Class A, before sales charge, and is equal to $17,862 as of February 28, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock California Tax-Free Income Fund Class A, after sales charge, and is equal to $17,059 as of February 28, 2003.

                            Class B 1          Class C 1
Period beginning             2-28-93             4-1-99
Without sales charge         $16,554            $11,692
With maximum sales charge         --            $11,575
Index                        $18,467            $12,636

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of February 28, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
February 28, 2003
(unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

STATE, ISSUER, DESCRIPTION,                                         INTEREST  CREDIT   PAR VALUE
MATURITY DATE                                                       RATE      RATING*  (000s OMITTED)        VALUE
TAX-EXEMPT LONG-TERM BONDS 99.94%                                                                    $405,880,396
(Cost $371,007,073)

California 90.44%                                                                                     367,293,801
ABAG Finance Authority for Nonprofit Corps,
  Cert of Part Nat'l Center for Int'l Schools Proj, 05-01-18          7.375%     BB+       $4,300       4,605,171
  Rev San Diego Hosp Assoc Ser 2001A, 08-15-20                        6.125      BBB+       2,000       2,101,620
ABC Unified School District,
  GO Cap Apprec, 08-01-33                                              Zero      AAA        5,365       1,032,602
Anaheim, City of,
  Cert of Part Ref Reg RITES Convention Ctr, 07-16-23                11.020#     AAA        2,000       2,592,160
Anaheim Public Financing Auth,
  Sub Lease Rev Cap Apprec Ser 1997C
  Anaheim Pub Imp Proj, 09-01-18                                       Zero      AAA        3,000       1,426,800
  Sub Lease Rev Cap Apprec Ser 1997C
  Anaheim Pub Imp Proj, 09-01-36                                       Zero      AAA        9,545       1,534,454
Antioch Public Financing Auth,
  Reassessment Rev Ser B, 09-02-15                                    5.850      BB+        1,410       1,496,856
Beverly Hills Public Financing Auth,
  Lease Rev INFLOS, 06-01-15                                          9.792#     AAA        2,500       2,649,100
Burbank Redevelopment Agency,
  Tax Alloc Golden State Redevel Proj Ser A, 12-01-23                 6.000      A-         2,750       2,906,612
California County Tobacco Securitization Agency,
  Tobacco Settlement Asset Backed Bond
  Fresno County Funding Corp, 06-01-35                                6.000      A          1,765       1,600,237
  Tobacco Settlement Asset Backed Bond
  Kern County Corp Ser 2002A, 06-01-43                                6.125      A          2,000       1,837,620
California Department of Water Resources,
  Pwr Supply Rev Ser 2002A, 05-01-21                                  5.375      BBB+       4,000       4,157,040
California Educational Facilities Auth,
  Rev 1993 Ser B Pooled College & Univ Proj, 06-01-09                 6.125      Baa2       1,000       1,026,090
California Health Facilities Financing Auth,
  Ins Rev Ref Ser A Catholic Healthcare West
  Obligated Group, 07-01-15                                           5.750      AAA        2,000       2,210,320
  Ins Rev Ref Ser B Hlth Facil Small Facil, 04-01-22                  7.500      A          2,000       2,247,060
  Ins Rev Ser A San Diego Christian Foundation, 07-01-12              6.250      A          1,135       1,159,471
  Rev Ser 1994A Scripps Research Institute, 07-01-09                  6.300      Aa3          500         528,785
California Housing Finance Agency,
  Home Mtg Rev 1999 Ser L, 02-01-18                                    Zero      AAA          160          67,826
California Infrastructure & Economic Development Bank,
  Rev J David Gladstone Inst Proj, 10-01-34                           5.250      A-         1,000       1,007,600
  Rev Kaiser Hosp Asst I LLC Ser 2001A, 08-01-31                      5.550      A          3,000       3,056,940
California Pollution Control Financing Auth,
  Poll Control Rev 1991 Southern Calif Edison Co,
  12-01-17                                                            6.900      BB           500         490,600
  Poll Control Rev 1992 Ser A Pacific Gas & Elec Co,
  06-01-09                                                            6.625      CCC          500         493,760
  Poll Control Rev Ref 1996 Ser A Pacific Gas & Elec Co,
  12-01-16                                                            5.350      AAA        1,000       1,081,870
  Solid Waste Disposal Rev Keller Canyon
  Landfill Co Proj, 11-01-27                                          6.875      BB-        2,000       1,955,640
California Rural Home Mortgage Finance Auth,
  Single Family Mtg Rev Ser A Mtg Backed Sec's Prog,
  11-01-26                                                            7.550      AAA          250         266,637
  Single Family Mtg Rev Ser A Mtg Backed Sec's Prog
  Step Coupon, 05-01-27                                               7.750#     AAA          245         262,694
California, State of,
  General Obligation, 02-01-25                                        4.750      AAA        3,000       2,975,670
  General Obligation, 04-01-29                                        4.750      AAA        6,000       5,868,000
California State Public Works Board,
  Lease Rev 1993 Ser A California State Univ Various
  Community College Proj, 12-01-18                                    5.625      A-         3,700       3,902,612
  Lease Rev 1996 Ser A Dept of Corrections, 01-01-15                  5.500      AAA        5,145       5,717,381
  Lease Rev Dept Corrections Ten Admin Ser 2002A,
  03-01-27                                                            5.000      AAA        2,000       2,023,560
  Lease Rev Ref 1993 Ser A California State Univ
  Various Univ Proj, 06-01-21                                         5.500      AA-        1,250       1,287,137
  Lease Rev Ref 1993 Ser A Dept of Corrections
  Various State Prisons, 12-01-19                                     5.000      AAA        5,000       5,408,400
  Lease Rev Ser A Dept of Corrections, 01-01-21                       5.250      AAA        4,500       4,796,415
California Statewide Communities Development Auth,
  Ins Ref Cert of Part Statewide Auxiliary Univ Corp
  CA State Univ, 04-01-26                                             6.000      AAA        1,620       1,810,366
  Cert of Part Catholic Healthcare West, 07-01-20                     6.500      BBB        4,365       4,698,486
  Student Hsg Rev Ser 2002A Stonehaven Apartments
  Proj, 07-01-26                                                      5.625      A          1,500       1,545,540
  Student Hsg Rev Ser 2002A Stonehaven Apartments
  Proj, 07-01-32                                                      5.875      A          1,000       1,042,820
California Statewide Financing Auth,
  Tobacco Settlement Rev Asset Backed Bond Pooled
  Tobacco Sec 2002A, 05-01-29                                         5.625      A1         2,500       2,290,675
  Tobacco Settlement Rev Asset Backed Bond Pooled
  Tobacco Sec 2002A, 05-01-37                                         6.000      A1         2,500       2,262,925
  Tobacco Settlement Rev Asset Backed Bond Pooled
  Tobacco Sec 2002B, 05-01-37                                         6.000      A1         4,000       3,620,680
Capistrano Unified School District,
  Spec Tax of Community Facil Dist 92-1, 09-01-18                     7.000      AA         1,500       1,573,770
  Spec Tax of Community Facil Dist 92-1, 09-01-21                     7.100      AA         2,205       2,688,115
  Spec Tax of Community Facil Dist 98-2, 09-01-29                     5.750      BB+        2,470       2,459,997
Carson, City of,
  Imp Bond Act of 1915 Assessment District No. 2001-1,
  09-02-31                                                            6.375      BB+        1,375       1,397,248
Center Unified School District,
  GO Cap Apprec Ser C, 09-01-16                                        Zero      AAA        2,145       1,149,763
Central Valley Financing Auth,
  Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993,
  07-01-20                                                            6.200      AAA        1,000       1,037,680
  Cogeneration Proj Rev Carson Ice-Gen Proj Ser 1993,
  07-01-13                                                            6.100      AAA        3,300       3,423,222
Clearlake Redevelopment Agency,
  Tax Alloc Highlands Park Community Devel Proj,
  10-01-23                                                            6.400      AA           470         493,491
Contra Costa County Public Financing Auth,
  Lease Rev Ref Various Cap Facs Projs Ser 1999A,
  06-01-28                                                            5.000      AAA        3,000       3,044,370
Contra Costa Water District,
  Wtr Rev Ref Ser 2001K, 10-01-31                                     4.500      AAA        3,000       2,838,390
Corona Community Facilities District 97-2,
  Special Tax Rev, 09-01-23                                           5.875      BB+        1,465       1,489,231
Costa Mesa Public Financing Auth,
  1991 Local Agency Rev Ser A, 08-01-21                               7.100      BBB          210         211,957
Culver City Redevelopment Finance Auth,
  Rev Ref Sub Tax Alloc Ser 1999B, 11-01-18                           6.200      BBB-       2,000       2,058,280
Davis Redevelopment Agency,
  Tax Alloc Ref Davis Redevel Proj, 09-01-24                          7.000      AAA        5,115       5,363,845
Del Mar Race Track Auth,
  Rev Ref Ser 1996, 08-15-11                                          6.200      BBB        1,865       2,036,990
  Rev Ref Ser 1996, 08-15-06                                          6.000      BBB        2,010       2,123,243
East Bay Municipal Utility District,
  Wastewater Treatment Sys Rev Ref, 06-01-20                          9.370#     AAA        6,000       6,354,840
Fairfield Public Financing Auth,
  1995 Rev Ser A Pennsylvania Ave Storm Drainage
  Proj, 08-01-21                                                      6.500      A-         1,085       1,152,986
Foothill/Eastern Transportation Corridor Agency,
  Toll Rd Rev Fixed Rate Current Int Ser 1995A, 01-01-32              6.500      AAA        1,665       1,956,875
  Toll Rd Rev Fixed Rate Current Int Ser 1995A, 01-01-34              6.000      AAA       14,775      17,091,868
  Toll Rd Rev Ref Cap Apprec, 01-15-25                                 Zero      BBB-       6,615       1,843,005
  Toll Rd Rev Ref Cap Apprec, 01-15-36                                 Zero      BBB-      30,000       4,232,700
  Toll Rd Rev Ref Conv Cap Apprec, 01-15-26                            Zero      BBB-       5,000       3,513,850
Fresno, City of,
  Sewer Rev Ser A-1, 09-01-19                                         5.250      AAA        1,000       1,117,770
Fresno Joint Powers Financing Auth,
  Rev Ser A, 09-02-12                                                 6.550      BBB+       2,000       2,103,560
Fullerton Community Facilities District No. 1,
  Spec Tax Amerige Heights, 09-01-32                                  6.200      BB         1,000       1,024,800
Golden State Tobacco Securitization Corp,
  Tobacco Settlement Rev Ser 2003-A-1, 06-01-33                       6.250      A          3,000       2,897,040
  Tobacco Settlement Rev Ser 2003-A-1, 06-01-39                       6.750      A          2,000       1,970,420
Irvine, City of,
  Imp Bond Act of 1915 Assessment Dist 87-8
  Group 3, 09-02-24                                                   5.875      BBB-       2,100       2,164,029
  Imp Bond Act of 1915 Assessment Dist 87-8
  Group 4, 09-02-24                                                   5.950      BB+        1,000       1,030,500
  Imp Bond Act of 1915 Assessment Dist 95-12
  Ser B, 09-02-21                                                     6.550      AA         1,000       1,099,290
  Imp Board Act of 1915 Assessment Dist 97-17
  Ltd Oblig, 09-02-14                                                 5.625      BBB-       3,000       3,091,380
  Imp Board Act of 1915 Assessment Dist 97-17
  Ltd Oblig, 09-02-23                                                 5.900      BBB-       2,000       2,060,980
  Mobile Home Park Rev Ser A Meadows Mobile
  Home Park, 03-01-28                                                 5.700      BBB-       4,000       3,825,640
Irwindale Community Redevelopment Agency,
  Sub Lien Tax Alloc Industrial Devel Proj, 06-01-26                  7.050      BBB        2,750       2,964,418
Laguna Salada Union School District,
  Ser C, 08-01-26                                                      Zero      AAA        1,000         296,350
Lancaster School District,
  Cert of Part Cap Apprec Ref, 04-01-19                                Zero      AAA        1,730         790,108
  Cert of Part Cap Apprec Ref, 04-01-22                                Zero      AAA        1,380         517,886
Lee Lake Water District Community Facilities District No. 2,
  Spec Tax Montecito Ranch, 09-01-27                                  6.125      BB         1,200       1,217,688
Long Beach, City of,
  Harbor Rev Ref Ser A, 05-15-18                                      6.000      AAA        2,660       3,170,826
  Spec Tax Cmty Facil District No. 6 Pike, 10-01-26                   6.250      BB-        2,500       2,524,950
Los Angeles Community Facilities District,
  Spec Tax No. 3 Cascades Business Park Proj, 09-01-22                6.400      BB+        1,000       1,051,690
Los Angeles Community Redevelopment Financing Auth,
  Rev MultiFamily Ser A Grand Central Square, 12-01-26                5.850      BB         2,000       1,910,960
Los Angeles, County of,
  Cert of Part Disney Parking Proj, 03-01-23                          6.500      A          2,000       2,040,900
Los Angeles Department of Water and Power,
  Elec Plant Rev Ref 2nd Iss of 1993, 11-15-12                        5.400      AA-        1,000       1,031,220
Los Angeles Public Works Financing Auth,
  Rev Regional Park & Open Space Dist A, 10-01-15                     6.000      Aa3        3,750       4,118,475
Los Angeles Unified School District,
  GO Election of 1997 Ser E, 07-01-17                                 5.500      AAA        1,500       1,682,565
  GO Ser 2003A, 01-01-28                                              5.000      AAA        5,500       5,597,460
Metropolitan Water District of Southern California,
  Wtr Rev Ser 1997A, 07-01-30                                         5.000      AAA        2,000       2,020,640
Midpeninsula Regional Open Space District,
  Cap Apprec, 09-01-30                                                 Zero      AAA        3,670         794,702
Millbrae, City of,
  Residential Facil Rev Ser 1997A Magnolia of Millbrae
  Proj, 09-01-27                                                      7.375      BB         2,500       2,576,625
Modesto Irrigation District,
  Cert of Part & Cap Imps Proj Ser 2001A, 07-01-26                    5.000      AAA        1,250       1,271,363
New Haven Unified School District,
  Cap Apprec Ser A, 08-01-21                                           Zero      AAA        7,405       2,619,592
  Cap Apprec Ser B, 08-01-22                                           Zero      AAA       14,200       5,081,186
Northern California Transmission Agency,
  Rev 1990 Ser A Calif-Oregon Transm Proj, 05-01-13                   7.000      AAA          100         126,028
Oakland, Port of,
  Spec Facil Rev 1992 Ser A Mitsui O.S.K. Lines Ltd Proj,
  01-01-19                                                            6.800      BBB          330         334,142
Oceanside, City of,
  Ref Cert of Part Ser A, 04-01-12                                    6.375      A3         3,000       3,074,670
Orange County Development Agency,
  Tax Alloc Santa Ana Heights Proj, 09-01-23                          6.125      BBB        5,000       5,136,600
Orange Cove Irrigation District,
  Cert of Part Ref Rehab Proj, 02-01-17                               5.000      AAA        2,045       2,124,407
Orange, County of,
  Cert of Part Recovery Ref Ser A, 07-01-16                           5.800      AAA        2,000       2,272,740
  Ser A of 2000 Spec Tax of Community Facil Dist 1
  Ladera Ranch, 08-15-30                                              6.250      BB+        1,000       1,027,840
Paramount Unified School District,
  GO Cap Apprec Bonds Ser 2001B, 09-01-25                              Zero      AAA        4,735       1,436,504
Pasadena, City of,
  Cert of Part Ref Old Pasadena Pkg Facil Proj, 01-01-18              6.250      AA-        1,205       1,426,696
Poway, City of,
  Community Facil Dist No. 88-1 Spec Tax Ref Pkwy
  Business Ctr, 08-15-15                                              6.750      BB         1,000       1,091,980
Rancho Mirgage Redevelopment Agency,
  Tax Alloc Redevel Plan 1984 Proj Ser 2001A-1,
  04-01-33                                                            5.000      AAA        2,000       2,018,820
Rancho Santa Fe Community Services District,
  Community Facil Dist No. 1 Spec Tax, 09-01-30                       6.700      BB         1,500       1,566,030
Redondo Beach Public Financing Auth,
  Rev South Bay Center Redevel Proj, 07-01-16                         7.000      BBB+         950       1,029,344
Richmond, County of,
  Imp Bond Act of 1915 Ref Reassessment
  District No. 855, 09-02-19                                          6.600      BBB-       2,400       2,488,056
Riverside County Asset Leasing Corp,
  Leasehold Rev 1993 Ser A Riverside County Hosp Proj,
  06-01-12                                                            6.500      A+         1,000       1,178,710
Sacramento City Financing Auth,
  Rev Convention Ctr Hotel Ser 1999A, 01-01-30                        6.250      BB+        5,500       5,407,435
Sacramento County Sanitation District Finance Auth,
  Rev Ser A, 12-01-27                                                 5.875      AA         1,500       1,663,650
Sacramento Municipal Utility District,
  Rev Ref Ser 2001P, 08-15-21                                         5.250      AAA        1,000       1,063,140
Sacramento Power Auth,
  Cogeneration Proj Rev Light & Pwr Imp, 07-01-22                     6.000      BBB-      12,000      12,578,400
San Bernardino, County of,
  Cert of Part Ref Medical Ctr Fin Proj, 08-01-17                     5.500      AAA        8,750      10,084,025
  Cert of Part Ser B Cap Facil Proj, 08-01-24                         6.875      AAA          350         455,193
San Bruno Park School District,
  Cap Apprec Ser B, 08-01-21                                           Zero      AAA        1,015         402,042
  Cap Apprec Ser B, 08-01-23                                           Zero      AAA        1,080         373,993
San Diego County Regional Transportation Commission,
  Sales Tax Rev Refunded Bal Ser 1991 A, 04-01-06                     7.000      AA-           40          40,375
San Diego County Water Auth,
  Cert of Part Ser 2002A, 05-01-32                                    5.000      AAA        3,000       3,039,690
  Water Rev Cert of Part Reg RITES, 04-23-08                          9.968#     AAA        1,000       1,294,040
  Water Rev Cert of Part Reg RITES, 04-22-09                          9.968#     AAA          400         517,712
San Diego Redevelopment Agency,
  Tax Alloc Cap Apprec Ser 1999B, 09-01-17                             Zero      BB         1,600         716,976
  Tax Alloc Cap Apprec Ser 1999B, 09-01-18                             Zero      BB         1,700         706,282
  Tax Alloc City Heights Proj Ser 1999A, 09-01-23                     5.750      BB         1,000       1,007,840
  Tax Alloc City Heights Proj Ser 1999A, 09-01-28                     5.800      BB         1,395       1,406,355
San Diego Unified School District,
  GO Cap Apprec Ser 1999A, 07-01-21                                    Zero      AAA        2,500         994,400
  GO Election of 1998 Ser 2000B, 07-01-25                             5.000      AAA        2,450       2,496,575
San Diego, County of,
  Cert of Part Inmate Reception Ctr & Cooling Plant,
  08-01-19                                                            6.750      AAA        3,000       3,302,730
San Francisco, City of,
  Resid Facil Ser A Coventry Park Proj, 12-01-26                      8.500      BB-        2,000       1,500,840
San Francisco, Redevelopment Agency of the
  City & County, Cmty Facil District No. 6 Mission Bay
  South Pub Imp Spec Tax Ser 2001-South, 08-01-25                     6.000      BB         2,500       2,475,550
San Francisco State Building Auth,
  Lease Rev Ref 1993 Ser A Dept of Gen Serv, 10-01-13                 5.000      A-         2,145       2,342,790
San Joaquin Hills Transportation Corridor Agency,
  Toll Rd Rev Ref Conv Cap Apprec Ser A, 01-15-21                      Zero      BBB-       5,000       3,672,900
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-14                             Zero      AAA        5,000       3,196,300
  Toll Rd Rev Sr Lien Cap Apprec, 01-01-22                             Zero      AAA        6,500       2,596,490
San Marcos Public Facilities Auth,
  Rev Tax Incr Proj Area 3-A, 08-01-31                                6.000      BB         1,305       1,324,653
San Marino Unified School District,
  Ser A, 07-01-24                                                      Zero      AAA        5,820       1,894,003
San Mateo County Joint Powers Financing Auth,
  Lease Rev Ref Cap Proj Prog, 07-01-21                               5.000      AAA        1,815       1,950,998
Santa Ana Financing Auth,
  Lease Rev Ser A Police Admin & Holding Facil,
  07-01-19                                                            6.250      AAA        1,790       2,216,987
  Lease Rev Ser A Police Admin & Holding Facil,
  07-01-24                                                            6.250      AAA       10,000      12,305,200
  Rev Ref Ser D Mainplace Proj, 09-01-19                              5.600      BBB-       1,000       1,047,130
Santa Clara County Finance Auth,
  Lease Rev Ser 2000B Mult Facil Proj, 05-15-17                       5.500      AAA        6,000       6,678,060
Santaluz Community Facilities District No. 2,
  Calif Spec Tax Imp Area No. 1, 09-01-30                             6.375      BB         1,500       1,536,465
South Gate Public Financing Auth,
  Tax Allocation Rev South Gate Redevel Proj No. 1,
  09-01-19                                                            5.250      AAA        1,000       1,077,980
Southern California Home Financing Auth,
  Single Family Mtg Rev GNMA & FNMA Mtg Backed
  Ser A, 09-01-22                                                     6.750      AAA          305         308,303
Southern California Public Power Auth,
  Rev Ref Southern Transmission Proj, 07-01-13                         Zero      AAA        4,400       2,927,188
Tahoe-Truckee Unified School District,
  GO Cap Apprec Imp District No. 1-A, 08-01-21                         Zero      AAA        3,430       1,359,583
Tobacco Securitization Auth,
  Northern CA Tobacco Settlement Rev Asset Backed
  Bond Ser 2001A, 06-01-41                                            5.375      A          1,000         835,740
  Southern CA Tobacco Settlement Rev Asset Backed
  Bond Ser 2002A, 06-01-36                                            5.500      A          1,000         839,640
Torrance, City of,
  Hosp Rev Torrance Memorial Medical Ctr Ser 2001A,
  06-01-31                                                            5.500      A+         3,500       3,563,210
Tustin Unified School District,
  Community Facil District No. 97-1, 09-01-35                         6.375      BBB-       1,000       1,229,670
University of California,
  Cert of Part Ref UCLA Central Chiller-Cogeneration
  Proj, 11-01-11                                                      5.400      Aa2        1,000       1,043,990
Upland Unified School District,
  Cap Apprec Election of 2000, 08-01-25                                Zero      AAA        1,000       1,013,390
Vallejo Sanitation and Flood Control District,
  Cert of Part, 07-01-19                                              5.000      AAA        2,500       2,719,150
West Covina Redevelopment Agency,
  Ref Community Facil Dist Spec Tax Fashion Plaza Proj,
  09-01-22                                                            6.000      AA         3,000       3,507,210

Florida 0.63%                                                                                           2,574,950
Capital Trust Agency,
  Rev Seminole Tribe of Florida Convention & Resort
  Hotel Facil Ser 2002A, 10-01-33                                    10.000      BB         2,500       2,574,950

Puerto Rico 8.87%                                                                                      36,011,645
Childrens Trust Fund (The),
  Tobacco Settlement Asset Backed Bond, 05-15-33                      5.375      A          1,000         988,860
  Tobacco Settlement Asset Backed Bond, 05-15-39                      5.500      A          2,000       1,941,780
Puerto Rico Aqueduct and Sewer Auth,
  Ref Parts & Inflos Ser 1995 Gtd by the
  Commonwealth of Puerto Rico, 07-01-11                              10.527#     AAA        7,500      10,251,300
Puerto Rico, Commonwealth of,
  GO Pub Imp Ser 1996, 07-01-15                                       6.500      A-         6,000       7,311,600
  GO Ref Pub Imp, 07-01-30                                            5.125      AAA        2,000       2,080,660
Puerto Rico Highway & Transportation Auth,
  Highway Rev Ref 1996 Ser Z, 07-01-14                                6.250      AAA        3,250       4,015,180
  Ser A-MBIA IBC, 07-01-38                                            5.000      AAA        5,000       5,101,250
  Ser B, 07-01-26                                                     6.000      A          1,000       1,102,030
Puerto Rico Ind'l, Tourist, Ed'l, Medical & Environmental
  Ctl Facs, Hospital de La Concepcion-A, 11-15-20                     6.500      AA           500         575,485
Puerto Rico Public Finance Corp,
  Commonwealth Approp Ser 2002E, 08-01-25                             5.700      BBB+       2,500       2,643,500

ISSUER, DESCRIPTION,                                               INTEREST          PAR VALUE
MATURITY DATE                                                          RATE         (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 0.14%                                                                             $544,000
(Cost $544,000)

Joint Repurchase Agreement 0.14%
Investment in a joint repurchase agreement transaction
  with State Street Bank & Trust Co. -- Dated 02-28-03,
  due 03-03-03 (Secured by U.S. Treasury Bonds,
  7.125% thru 7.250% due 05-15-16 thru 02-15-23,
  U.S. Treasury Inflation Indexed Bonds, 3.875% thru
  4.250% due 01-15-10 thru 04-15-29, U.S. Treasury
  Inflation Indexed Note, 3.375% due 01-15-07 and
  U.S. Treasury Note, 1.500% due 02-28-05)                            1.310%                  544         544,000

TOTAL INVESTMENTS 100.08%                                                                            $406,424,396

OTHER ASSETS AND LIABILITIES, NET (0.08%)                                                               ($314,732)

TOTAL NET ASSETS 100.00%                                                                             $406,109,664




Notes to Schedule of Investments

* Credit ratings are rated by Standard & Poor's where available, or Moody's Investors Service, Fitch or John Hancock Advisers, LLC, where Standard & Poor's ratings are not available.

# Represents rate in effect on February 28, 2003.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

February 28, 2003
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.


                                         VALUE AS A PERCENTAGE
INDUSTRY DISTRIBUTION                     OF FUND'S NET ASSETS
General Obligation                                      14.56%
Revenue Bonds -- Authority                               8.87
Revenue Bonds -- Bond Anticipation Note                  0.86
Revenue Bonds -- Bridge & Toll Road                      0.90
Revenue Bonds -- Building                                1.43
Revenue Bonds -- Correctional Facility                   3.92
Revenue Bonds -- Economic Development                    1.14
Revenue Bonds -- Education                               4.64
Revenue Bonds -- Electric                                5.77
Revenue Bonds -- Facility                                0.64
Revenue Bonds -- Harbor/Channel                          0.78
Revenue Bonds -- Health                                  7.70
Revenue Bonds -- Highway                                 2.95
Revenue Bonds -- Housing                                 1.02
Revenue Bonds -- Improvement                             1.47
Revenue Bonds -- Industrial Development                  0.14
Revenue Bonds -- Industrial Revenue                      0.08
Revenue Bonds -- Lease                                   2.63
Revenue Bonds -- Multi-Family                            1.41
Revenue Bonds -- Other                                  11.28
Revenue Bonds -- Pollution Control                       0.99
Revenue Bonds -- Power                                   0.72
Revenue Bonds -- Recreational Facility                   0.73
Revenue Bonds -- Special Tax                             3.78
Revenue Bonds -- Roadway/Street                          2.36
Revenue Bonds -- Sanitation District                     0.41
Revenue Bonds -- School                                  0.32
Revenue Bonds -- Single-Family                           0.21
Revenue Bonds -- Tax Allocation                          3.17
Revenue Bonds -- Tax Increment                           0.82
Revenue Bonds -- Transportation                          5.69
Revenue Bonds -- Water and Sewer                         8.55

Total tax-exempt long-term bonds                        99.94%

See notes to
financial statements.



ASSETS AND
LIABILITIES

February 28, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $371,551,073)                         $406,424,396
Cash                                                                      226
Receivable for shares sold                                             68,259
Interest receivable                                                 5,551,433
Other assets                                                          121,762

Total assets                                                      412,166,076

LIABILITIES
Payable for investments purchased                                   5,526,015
Payable for shares repurchased                                        123,962
Dividends payable                                                      91,767
Payable to affiliates                                                 185,658
Other payables and accrued expenses                                   129,010

Total liabilities                                                   6,056,412

NET ASSETS
Capital paid-in                                                   381,564,001
Accumulated net realized loss on investments and
  financial futures contracts                                     (10,547,091)
Net unrealized appreciation of investments                         34,873,323
Accumulated net investment income                                     219,431

Net assets                                                       $406,109,664

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($332,969,424 [DIV] 30,095,054 shares)                         $11.06
Class B ($63,102,914 [DIV] 5,703,637 shares)                           $11.06
Class C ($10,037,326 [DIV] 907,263 shares)                             $11.06

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($11.06 [DIV] 95.5%)                                         $11.58
Class C ($11.06 [DIV] 99%)                                             $11.17

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
February 28, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest                                                          $11,669,909

Total investment income                                            11,669,909

EXPENSES
Investment management fee                                           1,126,208
Class A distribution and service fee                                  252,654
Class B distribution and service fee                                  318,503
Class C distribution and service fee                                   44,790
Transfer agent fee                                                     94,771
Accounting and legal services fee                                      85,506
Custodian fee                                                          45,168
Auditing fee                                                           16,448
Miscellaneous                                                          12,576
Trustees' fee                                                          11,169
Registration and filing fee                                             8,912
Printing                                                                7,690
Legal fee                                                               2,548

Total expenses                                                      2,026,943

Net investment income                                               9,642,966

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                          (129,544)
Financial futures contracts                                            19,704
Change in unrealized appreciation (depreciation)
  of investments                                                      208,743

Net realized and unrealized gain                                       98,903

Increase in net assets from operations                             $9,741,869

1 Semiannual period from 9-1-02 through 2-28-03. Unaudited.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement of
Changes in Net
Assets shows
how the value of
the Fund's net
assets has
changed since
the end of the
previous period.
The difference
reflects earnings
less expenses,
any investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                                                         YEAR        PERIOD
                                                                        ENDED         ENDED
                                                                      8-31-02       2-28-03 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                                             $19,598,639    $9,642,966

Net realized loss                                                  (1,391,387)     (109,840)
Change in net unrealized
  appreciation (depreciation)                                      (1,005,398)      208,743

Increase in net assets
  from operations                                                  17,201,854     9,741,869

Distributions to shareholders
From net investment income
Class A                                                           (16,176,162)   (8,043,829)
Class B                                                            (2,871,168)   (1,250,978)
Class C                                                              (265,020)     (175,763)
                                                                  (19,312,350)   (9,470,570)
From Fund share transactions                                        6,369,418   (14,169,588)

NET ASSETS
Beginning of period                                               415,749,031   420,007,953

End of period 2                                                  $420,007,953  $406,109,664

1 Semiannual period from 9-1-02 through 2-28-03. Unaudited.

2 Includes accumulated net investment income of $47,035 and $219,431, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           8-31-98     8-31-99     8-31-00     8-31-01     8-31-02 1   2-28-03 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.77      $11.19      $10.65      $10.69      $11.11      $11.06
Net investment income 3                                   0.56        0.56        0.56        0.54        0.54        0.26
Net realized and unrealized
  gain (loss) on investments                              0.42       (0.54)       0.04        0.42       (0.06)         --
Total from
  investment operations                                   0.98        0.02        0.60        0.96        0.48        0.26
Less distributions
From net investment income                               (0.56)      (0.56)      (0.56)      (0.54)      (0.53)      (0.26)
Net asset value,
  end of period                                         $11.19      $10.65      $10.69      $11.11      $11.06      $11.06
Total return 4 (%)                                        9.32 5      0.11 5      5.93 5      9.26 5      4.52 5      2.39 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $300        $307        $306        $331        $347        $333
Ratio of expenses
  to average net assets (%)                               0.75        0.75        0.75        0.80        0.84        0.84 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             0.83        0.82        0.84        0.82        0.84          --
Ratio of net investment income
  to average net assets (%)                               5.05        5.06        5.39        5.01        4.95        4.86 7
Portfolio turnover (%)                                      10           3          11          14          15           7

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           8-31-98     8-31-99     8-31-00     8-31-01     8-31-02 1   2-28-03 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.77      $11.19      $10.65      $10.69      $11.11      $11.06
Net investment income 3                                   0.47        0.48        0.48        0.46        0.45        0.21
Net realized and unrealized
  gain (loss) on investments                              0.42       (0.54)       0.04        0.42       (0.06)         --
Total from
  investment operations                                   0.89       (0.06)       0.52        0.88        0.39        0.21
Less distributions
From net investment income                               (0.47)      (0.48)      (0.48)      (0.46)      (0.44)      (0.21)
Net asset value,
  end of period                                         $11.19      $10.65      $10.69      $11.11      $11.06      $11.06
Total return 4 (%)                                        8.50 5     (0.63) 5     5.14 5      8.45 5      3.67 5      1.96 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $99         $99         $81         $80         $65         $63
Ratio of expenses
  to average net assets (%)                               1.50        1.50        1.50        1.55        1.65        1.69 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.58        1.67        1.69        1.67        1.69          --
Ratio of net investment income
  to average net assets (%)                               4.29        4.31        4.64        4.26        4.14        4.01 7
Portfolio turnover (%)                                      10           3          11          14          15           7

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           8-31-99 9     8-31-00     8-31-01     8-31-02 1   2-28-03 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.14        $10.65      $10.69      $11.11      $11.06
Net investment income 3                                   0.18          0.47        0.45        0.45        0.21
Net realized and unrealized
  gain (loss) on investments                             (0.49)         0.04        0.42       (0.06)         --
Total from
  investment operations                                  (0.31)         0.51        0.87        0.39        0.21
Less distributions
From net investment income                               (0.18)        (0.47)      (0.45)      (0.44)      (0.21)
Net asset value,
  end of period                                         $10.65        $10.69      $11.11      $11.06      $11.06
Total return 4 (%)                                       (2.77) 5,6     5.03 5      8.34 5      3.64 5      1.96 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1            $3          $4          $8         $10
Ratio of expenses
  to average net assets (%)                               1.60 7        1.60        1.65        1.69        1.69 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.67 7        1.69        1.67        1.69          --
Ratio of net investment income
  to average net assets (%)                               4.20 7        4.54        4.16        4.10        4.00 7
Portfolio turnover (%)                                       3            11          14          15           7

1 As required, effective 9-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.88%, 4.07% and 4.03% for Class A, Class B and Class C shares, respectively. The change had no effect on per share amounts for the period ended 2-28-03, and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 4.78%, 3.93% and 3.92% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01 have not been restated to reflect this change in presentation.

2 Semiannual period from 9-1-02 through 2-28-03. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Class C shares began operations on 4-1-99.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock California Tax- Free Income Fund (the "Fund") is a diversified open-end investment management company registered under the Investment Company Act of 1940. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2003.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

The Fund had no open financial futures contracts on February 28, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $7,815,554 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2003 -- $3,781,099, August 31, 2004 -- $2,378,578, August 31, 2005 -- $7,774,
August 31, 2006 -- $679,515 and August 31, 2008 -- $968,588.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.55% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of 12b-1 fee payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended February 28, 2003, JH Funds received net up-front sales charges of $161,410 with regard to sales of Class A shares. Of this amount, $20,663 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $131,228 was paid as sales commissions to unrelated broker-dealers and $9,519 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended February 28, 2003, JH Funds received net up-front sales charges of $22,444 with regard to sales of Class C shares. Of this amount, $22,221 was paid as sales commissions to unrelated broker-dealers and $223 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2003, CDSCs received by JH Funds amounted to $46,249 for Class B shares and $2,175 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                  YEAR ENDED 8-31-02         PERIOD ENDED  2-28-03 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                       6,481,257     $70,657,873     1,923,534     $21,152,633
Distributions reinvested     656,541       7,150,009       370,090       4,079,608
Repurchased               (5,558,887)    (60,491,775)   (3,569,022)    (39,339,374)
Net increase (decrease)    1,578,911     $17,316,107    (1,275,398)   ($14,107,133)

CLASS B SHARES
Sold                         916,586     $10,014,136       269,947      $2,991,084
Distributions reinvested     104,107       1,131,811        59,001         650,426
Repurchased               (2,371,696)    (25,893,410)     (509,372)     (5,581,076)
Net decrease              (1,351,003)   ($14,747,463)     (180,424)    ($1,939,566)

CLASS C SHARES
Sold                         482,735      $5,283,143       210,450      $2,317,152
Distributions reinvested      14,262         155,160        11,678         128,706
Repurchased                 (151,537)     (1,637,529)      (51,538)       (568,747)
Net increase                 345,460      $3,800,774       170,590      $1,877,111

NET INCREASE (DECREASE)      573,368      $6,369,418    (1,285,232)   ($14,169,588)

1 Semiannual period from 9-1-02 through 2-28-03. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2003, aggregated $29,987,756 and $32,442,968, respectively.

The cost of investments owned on February 28, 2003, including short-term investments, for federal income tax purposes was $370,537,236. Gross unrealized appreciation and depreciation of investments aggregated $37,778,756 and $1,891,596, respectively, resulting in net unrealized appreciation of $35,887,160. The difference between book and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

NOTE E
Change in accounting principle

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $639,566 increase in the cost of investments and a corresponding decrease in net unrealized appreciation of investments, based on securities held as of August 31, 2001.

The effect of this change for the year ended August 31, 2002, was to increase net investment income by $286,158, decrease unrealized appreciation of investments by $286,198 and decrease net realized loss on investments by $40.

The effect of this change for the period ended February 28, 2003, was to increase net investment income by $172,396, decrease unrealized appreciation of investments by $88,073 and increase net realized loss on investments by $84,323.

The financial highlights for prior periods have not been restated to reflect this change in presentation.



OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                        Balanced Fund
                              Classic Value Fund
                              Core Equity Fund
                              Focused Equity Fund
                              Growth Trends Fund
                              Large Cap Equity Fund
                              Large Cap Growth Fund
                              Large Cap Spectrum Fund
                              Mid Cap Growth Fund
                              Multi Cap Growth Fund
                              Small Cap Equity Fund
                              Small Cap Growth Fund
                              Sovereign Investors Fund
                              U.S. Global Leaders Growth Fund

-------------------------------------------------------------
Sector                        Biotechnology Fund
                              Financial Industries Fund
                              Health Sciences Fund
                              Real Estate Fund
                              Regional Bank Fund
                              Technology Fund

-------------------------------------------------------------
Income                        Bond Fund
                              Government Income Fund
                              High Income Fund
                              High Yield Bond Fund
                              Investment Grade Bond Fund
                              Strategic Income Fund

-------------------------------------------------------------
International                 International Fund
                              Pacific Basin Equities Fund

-------------------------------------------------------------
Tax-Free Income               California Tax-Free Income Fund
                              High Yield Municipal Bond Fund
                              Massachusetts Tax-Free Income Fund
                              New York Tax-Free Income Fund
                              Tax-Free Bond Fund

-------------------------------------------------------------
Money Market                  Money Market Fund
                              U.S. Government Cash Reserve


For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES

James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,  USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713



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A tag line below reads "JOHN HANCOCK FUNDS."]

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www.jhfunds.com

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This report is for the information of
the shareholders of the John Hancock
California Tax-Free Income Fund.

530SA     2/03
          4/03